Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 5,000 $ 4,961,035
BMW Vehicle Lease Trust
Series 2023-1, Class A2, 5.27%, 02/25/25 . 166 166,256
Series 2024-1, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.40%), 5.73%,
07/27/26
(a)
.................... 1,420 1,421,251
CarMax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 901 900,453
Series 2023-1, Class A2A, 5.23%, 01/15/26 1,688 1,686,369
Series 2023-2, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.85%), 6.18%,
06/15/26
(a)
.................... 2,614 2,618,940
Series 2023-3, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.60%), 5.93%,
11/16/26
(a)
.................... 2,322 2,324,864
Series 2023-4, Class A2A, 6.08%, 12/15/26 2,703 2,709,339
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ................ 4,700 4,606,484
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ..... 1,379 1,372,695
CNH Equipment Trust, Series 2023-A, Class
A2, 5.34%, 09/15/26 ............... 1,212 1,210,203
Ford Credit Auto Lease Trust
Series 2023-A, Class A2A, 5.19%, 06/15/25 139 138,543
Series 2023-B, Class A2A, 5.90%, 02/15/26 1,472 1,473,954
Ford Credit Auto Owner Trust, Series 2024-A,
Class A2A, 5.32%, 01/15/27 .......... 2,030 2,026,036
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/26 . 2,921 2,917,038
Series 2024-1, Class A2, 5.36%, 09/15/26 . 3,133 3,127,930
Hyundai Auto Lease Securitization Trust
(b)
Series 2023-A, Class A2A, 5.20%, 04/15/25 834 833,983
Series 2023-B, Class A2A, 5.47%, 09/15/25 1,183 1,181,749
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.75%), 6.08%,
09/15/25
(a)
.................... 1,278 1,279,676
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 .......... 4,555 4,549,991
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ...... 2,072 2,075,117
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 . 801 799,952
Series 2023-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.65%), 5.98%,
02/17/26
(a)
.................... 3,738 3,743,093
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/26 2,230 2,226,956
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 5.85%,
05/15/26
(a)
.................... 2,122 2,124,148
Series 2024-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.35%), 5.68%,
12/15/26
(a)
.................... 4,659 4,659,161
Toyota Lease Owner Trust, Series 2024-A,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.40%), 5.73%, 07/20/26
(a) (b)
..... 2,304 2,304,902
Total Asset-Backed Securities — 4 .9%
(Cost: $ 59,574,690 ) ............................... 59,440,118
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 ... USD 2,220 $ 2,209,812
RTX Corp., 5.00%, 02/27/26 ........... 1,595 1,582,101
3,791,913
Automobiles — 2.9%
(b)
BMW US Capital LLC, (SOFR Index at 0.00%
Floor + 0.38%), 5.76%, 08/12/24
(a)
...... 17,735 17,740,531
Hyundai Capital America, 5.25%, 01/08/27 .. 2,625 2,593,901
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 .................. 3,330 3,323,268
4.90% , 01/09/26 .................. 3,150 3,122,678
Volkswagen Group of America Finance LLC
(a)
(1-day SOFR + 0.95%), 6.31% , 06/07/24 . 5,140 5,143,498
(1-day SOFR + 0.83%), 6.18% , 03/20/26 . 3,140 3,145,370
35,069,246
Banks — 15.6%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................. 3,245 3,228,262
Banco Santander SA
3.89% , 05/24/24 .................. 6,800 6,792,240
2.71% , 06/27/24 .................. 1,200 1,194,584
(1Y CMT + 0.45%), 5.68% , 06/30/24
(a)
... 6,800 6,798,809
Bank of America Corp., (1-day SOFR + 0.41%),
5.79%, 06/14/24
(a)
................ 15,915 15,915,896
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 .................. 4,800 4,743,033
5.09% , 01/23/27 .................. 3,140 3,103,322
BPCE SA
(b)
5.10% , 01/26/26 .................. 3,140 3,110,399
5.20% , 01/18/27 .................. 2,010 1,992,271
Citigroup, Inc., (1-day SOFR + 1.37%), 4.14%,
05/24/25
(a)
..................... 2,025 2,022,402
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 6,067,859
JPMorgan Chase & Co., (1-day SOFR +
0.98%), 3.85%, 06/14/25
(a)
........... 6,600 6,583,066
KeyBank NA
(SOFR Index at 0.00% Floor + 0.32%),
5.68% , 06/14/24
(a)
............... 14,355 14,346,750
(SOFR Index at 0.00% Floor + 0.32%),
5.68% , 06/14/24
(a)
............... 6,000 5,996,874
4.15% , 08/08/25 .................. 2,050 1,989,951
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79% ,
07/18/25 ..................... 9,410 9,383,372
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06% ,
09/12/25 ..................... 5,895 5,872,998
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72% ,
02/20/26 ..................... 3,600 3,592,565
National Australia Bank Ltd.
5.20% , 05/13/25 .................. 3,140 3,131,143
4.75% , 12/10/25 .................. 2,160 2,139,191
(1-day SOFR + 0.55%), 5.87% , 01/29/26
(a) (b)
5,150 5,150,263
Nordea Bank Abp
(b)
3.60% , 06/06/25 .................. 4,425 4,331,779
4.75% , 09/22/25 .................. 6,100 6,034,780
5.00% , 03/19/27 .................. 3,150 3,115,247
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
. 5,450 5,445,037
Societe Generale SA, 4.35%, 06/13/25
(b)
.... 5,000 4,931,309
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 4,800 4,786,939

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80% , 09/16/24 .................. USD 8,000 $ 7,848,990
(1-day SOFR + 0.44%), 5.78% , 09/16/24
(a)
10,000 10,008,682
Svenska Handelsbanken AB
(b)
0.55% , 06/11/24 .................. 1,010 1,004,508
3.65% , 06/10/25 .................. 6,600 6,463,801
Wells Fargo Bank NA
5.55% , 08/01/25 .................. 3,340 3,341,769
4.81% , 01/15/26 .................. 3,150 3,114,807
Westpac Banking Corp.
5.35% , 10/18/24 .................. 5,500 5,492,723
1.02% , 11/18/24 .................. 2,395 2,336,742
(1-day SOFR + 0.30%), 5.67% , 11/18/24
(a)
8,985 8,986,878
190,399,241
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ............ 5,500 5,512,422
Capital Markets — 2.5%
Bank of New York Mellon (The), (1-day SOFR +
0.45%), 5.81%, 03/13/26
(a)
........... 2,220 2,222,329
Deutsche Bank AG, 4.16%, 05/13/25 ...... 3,900 3,833,651
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.78%), 5.28% , 03/18/27 . 3,150 3,129,230
(1-day SOFR + 0.77%), 6.12% , 03/18/27 . 3,150 3,152,325
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
.... 1,990 1,984,475
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
..................... 1,230 1,225,029
UBS AG
(b)
0.70% , 08/09/24 .................. 3,680 3,629,338
(1-day SOFR at 0.00% Floor + 0.45%),
5.83% , 08/09/24
(a)
............... 6,775 6,779,405
1.38% , 01/13/25 .................. 4,430 4,299,596
30,255,378
Chemicals — 0.2%
Sherwin-Williams Co. (The), 4.05%, 08/08/24 . 2,775 2,762,132
Consumer Finance — 3.6%
American Express Co.
3.38% , 05/03/24 .................. 2,695 2,694,814
(1-day SOFR + 0.75%), 6.07% , 04/23/27
(a)
3,050 3,054,596
American Honda Finance Corp., (1-day SOFR
+ 0.60%), 5.98%, 08/14/25
(a)
......... 3,130 3,135,684
Capital One Financial Corp., (1-day SOFR +
1.37%), 4.17%, 05/09/25
(a)
........... 6,800 6,797,099
Caterpillar Financial Services Corp., (1-day
SOFR at 0.00% Floor + 0.27%), 5.63%,
09/13/24
(a)
..................... 12,325 12,330,279
John Deere Capital Corp., 3.40%, 06/06/25 .. 4,310 4,218,198
PACCAR Financial Corp., 3.15%, 06/13/24 .. 2,955 2,948,310
Toyota Motor Credit Corp.
(1-day SOFR at 0.00% Floor + 0.62%),
5.94% , 06/13/24
(a)
............... 3,635 3,636,954
4.40% , 09/20/24 .................. 5,000 4,977,684
43,793,618
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ......... 7,000 6,881,126
Electric Utilities — 0.7%
Florida Power & Light Co., 4.45%, 05/15/26 .. 1,915 1,884,562
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 915 916,812
(SOFR Index + 0.76%), 6.08% , 01/29/26
(a)
3,130 3,137,650
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... 2,720 2,712,371
8,651,395
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 .................. USD 750 $ 740,022
5.05% , 04/05/27 .................. 2,755 2,736,599
3,476,621
Financial Services — 0.7%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 3,030 3,009,867
National Rural Utilities Cooperative Finance
Corp., Series D, (1-day SOFR + 0.33%),
5.66%, 10/18/24
(a)
................ 5,000 5,002,808
NTT Finance Corp., 4.14%, 07/26/24
(b)
..... 1,120 1,115,746
9,128,421
Food Products — 0.9%
(b)
Cargill, Inc., 4.88%, 10/10/25 ........... 5,185 5,146,137
Nestle Holdings, Inc., 4.00%, 09/12/25 ..... 6,200 6,087,305
11,233,442
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., 5.00%, 10/15/24 .. 6,000 5,993,615
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ........ 3,130 3,092,330
Insurance — 2.4%
(b)
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,198,277
New York Life Global Funding
3.15% , 06/06/24 .................. 3,360 3,350,893
(1-day SOFR + 0.70%), 6.06% , 06/13/25
(a)
3,700 3,716,193
3.60% , 08/05/25 .................. 6,200 6,052,784
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ...................... 6,400 6,290,878
Pacific Life Global Funding II, (SOFR Index at
0.00% Floor + 0.86%), 6.21%, 06/16/25
(a)
.. 3,515 3,535,995
Principal Life Global Funding II
0.75% , 08/23/24 .................. 705 694,117
(1-day SOFR at 0.00% Floor + 0.38%),
5.75% , 08/23/24
(a)
............... 680 680,171
Protective Life Global Funding, 4.99%, 01/12/27 3,150 3,109,448
29,628,756
Machinery — 0.4%
Daimler Truck Finance North America LLC
(b)
5.20% , 01/17/25 .................. 2,545 2,533,899
5.00% , 01/15/27 .................. 2,260 2,229,058
4,762,957
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ........ 1,000 998,146
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 5.00%, 09/27/25 .. 2,560 2,535,528
Oil, Gas & Consumable Fuels — 1.8%
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 22,445,050
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.
4.95% , 02/20/26 .................. 4,495 4,463,988
(1-day SOFR + 0.49%), 5.86% , 02/20/26
(a)
2,055 2,062,271
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ...................... 7,600 7,539,598
14,065,857
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR Index + 0.25%),
5.58%, 10/01/24
(a)
................ 7,055 7,054,832
Specialty Retail — 0.6%
Home Depot, Inc. (The), 4.00%, 09/15/25 ... 1,910 1,875,424
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 4,150 4,090,880

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.80% , 04/01/26 .................. USD 1,760 $ 1,739,877
7,706,181
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ...................... 3,600 3,601,039
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%, 11/15/24 5,000 4,987,190
Total Corporate Bonds — 37 .6%
(Cost: $ 460,720,188 ) .............................. 457,826,436
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc. , 4.50%
,
02/13/26
(b)
..... 2,523 2,487,640
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,519,402 ) ............................... 2,487,640
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 .................. 1,485 1,476,028
Other — 0 .3%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-BTMFT-003 , RB ,
VRDN ( Barclays Bank plc LOC ),
5.63% , 05/02/24 ................ 700 700,000
Series 2020-11 , RB , VRDN ( Barclays Bank
plc LOC ), 5.63% , 05/02/24 ......... 2,220 2,220,000
2,920,000
Total Municipal Bonds — 0 .4%
(Cost: $ 4,405,000 ) ............................... 4,396,028
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 .................. 6,220 6,186,714
5.00% , 08/31/25 - 09/30/25 ........... 6,020 6,004,597
4.88% , 11/30/25 .................. 3,080 3,067,006
1.63% , 02/15/26 .................. 2,580 2,427,921
Total U.S. Treasury Obligations — 1 .4%
(Cost: $ 17,716,164 ) ............................... 17,686,238
Total Long-Term Investments — 44.5%
(Cost: $ 544,935,444 ) .............................. 541,836,460
Short-Term Securities
Certificates of Deposit — 8.1%
Domestic — 0.9%
Bank of America NA , 5.90% , 05/14/24 ...... 6,530 6,530,809
Citibank NA , 5.88% , 05/08/24 ........... 4,490 4,490,319
11,021,128
Yankee — 7.2%
(e)
Bank of Montreal, Chicago
5.41% , 05/17/24 .................. 7,600 7,599,394
(1-day SOFR + 0.30%), 5.62% , 02/11/25
(a)
. 5,610 5,610,052
Canadian Imperial Bank of Commerce, New
York
5.80% , 06/07/24 .................. 3,760 3,760,706
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR at 0.00% Floor + 0.64%),
5.96% , 07/22/24
(a)
............... USD 4,500 $ 4,506,042
5.96% , 09/20/24 .................. 6,000 6,006,741
Commonwealth Bank of Australia, New York ,
5.70% , 11/19/24 .................. 3,870 3,873,421
Cooperatieve Rabobank UA, New York ,
5.30% , 03/05/25 .................. 5,500 5,487,734
Credit Industriel et Commercial, New York ,
5.55% , 04/14/25 .................. 10,070 10,065,331
DZ Bank AG, New York , 5.75% , 06/13/24 .... 8,500 8,502,864
HSBC Bank USA NA, New York , (1-day SOFR
+ 0.30%), 5.62% , 02/20/25
(a)
.......... 10,000 10,002,706
Royal Bank of Canada, New York
5.88% , 06/27/24 .................. 2,180 2,180,751
5.96% , 09/19/24 .................. 7,250 7,259,594
Toronto-Dominion Bank (The), New York
6.00% , 08/26/24 .................. 4,230 4,234,146
6.00% , 10/02/24 .................. 9,250 9,263,027
88,352,509
Total Certificates of Deposit — 8 .1%
(Cost: $ 99,339,843 ) ............................... 99,373,637
Commercial Paper — 38.7%
ABN AMRO Funding USA LLC , 5.45%
,
10/01/24
(b) (f)
...................... 1,440 1,406,498
Amcor Finance USA, Inc. , 5.55%
,
05/17/24
(b) (f)
1,250 1,246,759
American Electric Power Co., Inc. , 5.63%
,
05/16/24
(b) (f)
...................... 3,750 3,740,858
American Honda Finance Corp.
(f)
5.69% , 05/08/24 .................. 5,250 5,243,684
5.62% , 06/24/24 .................. 6,000 5,948,835
5.62% , 07/03/24 .................. 8,250 8,167,935
ANZ New Zealand Int'l Ltd. , 5.90%
,
06/17/24
(b) (f)
7,250 7,198,322
AstraZeneca plc , 5.50%
,
10/07/24
(b) (f)
...... 3,130 3,052,561
Australia & New Zealand Banking Group Ltd. ,
5.62%
,
07/01/24
(b) (f)
................ 12,260 12,147,911
Banco Santander SA , 5.30%
,
08/29/24
(b) (f)
... 3,180 3,121,966
Bay Square Funding LLC
(b)
5.46% , 07/02/24
(f)
................. 4,540 4,497,232
(1-day SOFR + 0.27%), 5.59% , 10/11/24
(a)
5,200 5,200,113
Bell Telephone Co. of Canada or Bell Canada
(The) , 5.78%
,
05/03/24
(b) (f)
............ 9,750 9,745,597
BPCE SA , 5.93%
,
05/28/24
(b) (f)
........... 12,850 12,796,847
Brookfield Corporate Treasury Ltd. , 5.70%
,
05/14/24
(b) (f)
...................... 9,410 9,389,192
Brookfield Renewable Energy LP
(b)(f)
5.75% , 05/01/24 .................. 2,000 1,999,699
5.76% , 05/07/24 .................. 6,000 5,993,665
CDP Financial, Inc. , 5.20%
,
02/03/25
(b) (f)
.... 6,940 6,655,687
CRH America Finance, Inc. , 5.64%
,
06/03/24
(b) (f)
2,250 2,238,158
DNB Bank ASA
(b)(f)
5.90% , 06/13/24 .................. 12,550 12,468,932
5.54% , 12/05/24 .................. 5,390 5,216,398
HSBC USA, Inc.
(b)(f)
6.29% , 11/27/24 .................. 3,800 3,680,008
5.55% , 01/21/25 .................. 7,630 7,324,563
5.74% , 02/14/25 .................. 3,320 3,175,099
ING US Funding LLC
5.43% , 10/24/24
(b) (f)
................ 7,400 7,203,566
(1-day SOFR + 0.24%), 5.56% , 11/18/24
(a)
3,500 3,499,890
Intercontinental Exchange, Inc. , 5.46%
,
05/02/24
(b) (f)
...................... 3,000 2,999,073

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Jupiter Securitization Co. LLC , 5.44%
,
07/17/24
(b) (f)
...................... USD 9,370 $ 9,260,655
Keurig Dr Pepper, Inc.
(b)(f)
5.55% , 05/22/24 .................. 9,230 9,199,003
5.61% , 06/24/24 .................. 15,230 15,100,746
Korea Development Bank , 5.38%
,
07/16/24
(f)
. 4,500 4,448,218
Lime Funding LLC , 5.42%
,
06/28/24
(b) (f)
..... 7,200 7,136,284
LMA-Americas LLC , 5.41%
,
06/12/24
(b) (f)
.... 6,860 6,815,717
LVMH Moet Hennessy Louis Vuitton SE
(b)(f)
5.81% , 05/23/24 .................. 1,951 1,944,364
5.44% , 01/09/25 .................. 6,880 6,627,212
Macquarie Bank Ltd.
(b)(f)
5.95% , 05/16/24 .................. 4,780 4,768,554
5.79% , 11/27/24 .................. 3,430 3,320,921
5.31% , 02/18/25 .................. 6,510 6,225,801
Marriott International, Inc.
(b)(f)
5.54% , 05/16/24 .................. 3,750 3,740,692
5.54% , 05/22/24 .................. 7,500 7,474,287
5.55% , 05/28/24 .................. 6,200 6,173,092
Microchip Technology, Inc.
(b)(f)
5.53% , 05/10/24 .................. 4,500 4,493,009
5.53% , 05/17/24 .................. 4,060 4,049,266
5.53% , 05/24/24 .................. 8,500 8,468,240
5.53% , 05/30/24 .................. 3,750 3,732,469
Mitsubishi HC Finance America LLC
(b)(f)
5.63% , 06/04/24 .................. 2,000 1,989,072
5.62% , 06/05/24 .................. 2,250 2,237,355
National Bank of Canada
(b)(f)
5.70% , 05/24/24 .................. 5,940 5,918,835
5.93% , 11/06/24 .................. 8,040 7,811,327
NatWest Markets plc , 5.91%
,
05/20/24
(b) (f)
... 3,370 3,360,038
NextEra Energy Capital Holdings, Inc. , 5.62%
,
06/04/24
(b) (f)
...................... 2,500 2,486,454
Oversea-Chinese Banking Corp. Ltd. , 5.39%
,
06/03/24
(b) (f)
...................... 14,000 13,929,471
Penske Truck Leasing Co. LP
(b)(f)
5.54% , 05/08/24 .................. 7,630 7,620,641
5.54% , 05/22/24 .................. 4,500 4,484,555
Pfizer, Inc. , 5.34%
,
08/06/24
(b) (f)
.......... 9,000 8,869,056
PPG Industries, Inc.
(f)
5.54% , 05/10/24 .................. 3,250 3,245,086
5.54% , 05/13/24 .................. 6,250 6,237,686
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Royal Bank of Canada
(f)
5.47% , 10/15/24
(b)
................. USD 4,050 $ 3,948,847
5.80% , 11/06/24 .................. 8,950 8,698,279
Societe Generale SA , 5.35%
,
10/02/24
(b) (f)
... 10,400 10,163,626
Suncorp-Metway Ltd.
(b)(f)
5.82% , 05/08/24 .................. 12,100 12,085,585
5.72% , 05/28/24 .................. 3,000 2,987,498
Svenska Handelsbanken AB , 5.85%
,
08/09/24
(f)
8,750 8,620,648
UnitedHealth Group, Inc. , 5.53%
,
09/16/24
(b) (f)
. 9,160 8,970,399
Verizon Communications, Inc.
(b)(f)
5.53% , 05/13/24 .................. 5,500 5,489,143
5.56% , 06/10/24 .................. 3,750 3,726,180
Volvo Treasury North America LP , 5.41%
,
11/15/24
(b) (f)
...................... 1,750 1,695,599
Vulcan Materials Co. , 5.55%
,
05/21/24
(b) (f)
... 6,240 6,219,925
VW Credit, Inc.
(b)(f)
6.02% , 05/21/24 .................. 10,630 10,595,803
5.59% , 06/04/24 .................. 5,390 5,360,794
Western Union Co. (The)
(b)(f)
5.50% , 05/01/24 .................. 29,000 28,995,617
5.54% , 05/02/24 .................. 10,500 10,496,825
Westpac Banking Corp. , 5.71%
,
11/07/24
(f)
... 6,870 6,676,666
Total Commercial Paper — 38 .7%
(Cost: $ 471,347,177 ) .............................. 471,258,588
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.18%
(g) (h)
.................. 301,903 301,903
Total Money Market Funds — 0 .0%
(Cost: $ 301,903 ) ................................. 301,903
Total Repurchase Agreements — 8 .5%
(Cost: $ 103,000,000 ) .............................. 103,000,000
Total Short-Term Securities — 55.3%
(Cost: $ 673,988,923 ) .............................. 673,934,128
Total Investments — 99 .8%
(Cost: $ 1,218,924,367 ) ............................ 1,215,770,588
Other Assets Less Liabilities — 0.2% .................... 3,024,621
Net Assets — 100.0% ...............................
$ 1,218,795,209
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 135,471 $ 166,432
(a)
$ — $ — $ — $ 301,903 301,903 $ 19,166 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .64%
(a)
04/30/24 06/05/24 $ 12,250 $ 12,250,000 $ 12,319,090
Corporate/Debt
Obligations, 3.47% to
7.43%, due 07/24/30 to
04/25/69 ......... $ 15,043,867 $ 13,107,500
5 .82
(a)
04/30/24 08/04/24 2,000 2,000,000 2,031,040
Corporate/Debt
Obligations, 5.75% to
7.38%, due 03/15/31 to
12/25/35 ......... 13,080,495 2,290,243
– –
$ 14,250,000 $ 15,397,743
– –
BNP Paribas SA .... 5 .69
(a)
04/30/24 08/04/24 8,250 8,250,000 8,375,180
Corporate/Debt
Obligations, 4.00% to
11.00%, due 09/15/26
to 12/31/79 ....... 8,886,355 9,470,634
– –
Citigroup Global Markets,
Inc. ........... 5 .63
(a)
04/30/24 07/02/24 16,000 16,000,000 16,157,640
U.S. Government
Sponsored Agency
Obligations, 0.62% to
5.50%, due 06/25/30 to
02/16/64 ......... 332,901,324 17,759,948
5 .65
(a)
04/30/24 08/01/24 6,000 6,000,000 6,087,575
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 4.00% to
7.71%, due 01/20/31 to
05/15/48 ......... 7,481,125 6,433,232
– –
$ 22,000,000 $ 24,193,180
– –
Deutsche Bank
Securities, Inc. ... 5 .77
(a)
04/30/24 07/05/24 3,500 3,500,000 3,537,024
Corporate/Debt
Obligation, 3.88%, due
04/01/29 ......... 4,631,000 4,200,787
– –
Goldman Sachs & Co.
LLC ........... 5 .84
(a)
04/30/24 12/02/24 20,000 20,000,000 20,700,800
Corporate/Debt
Obligations, 0.50% to
7.00%, due 09/28/25 to
12/15/72 ......... 97,217,697 21,564,457
– –
Mizuho Securities USA
LLC ........... 5 .77
(a)
04/30/24 06/05/24 3,500 3,500,000 3,520,195
Corporate/Debt
Obligation, 9.09%, due
02/25/40 ......... 3,942,437 4,200,001
5 .87
(a)
04/30/24 07/31/24 19,000 19,000,000 19,285,021
Corporate/Debt
Obligation, 2.31%, due
11/20/51 ......... 22,573,917 20,330,001
– –
$ 22,500,000 $ 24,530,002
– –
Wells Fargo Securities
LLC ........... 5 .72
(a)
04/30/24 08/04/24 12,500 12,500,000 12,690,667
Corporate/Debt
Obligations, 0.00%, due
05/07/24 to 09/25/24 13,217,290 13,125,000
– –
$ 103,000,000 $ 112,481,803
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 59,440,118 $ — $ 59,440,118
Corporate Bonds ........................................ — 457,826,436 — 457,826,436
Foreign Agency Obligations ................................. — 2,487,640 — 2,487,640
Municipal Bonds ......................................... — 4,396,028 — 4,396,028
U.S. Treasury Obligations ................................... — 17,686,238 — 17,686,238
Short-Term Securities
Certificates of Deposit ..................................... — 99,373,637 — 99,373,637
Commercial Paper ....................................... — 471,258,588 — 471,258,588
Money Market Funds ...................................... 301,903 — — 301,903
Repurchase Agreements ................................... — 103,000,000 — 103,000,000
$ 301,903 $ 1,215,468,685 $ — $ 1,215,770,588
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes